Cash and cash equivalents and Restricted cash (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash
	December 31,
	2018	2017
Cash on hand	46	-
Cash at banks	-	2,756
Total	46	2,756